UNITED STATES
                                SECURITIES AND EXCHANGE COMMISSION
                                WASHINGTON, D.C.  20549

                                FORM 13 F

                                FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2009

Check here if Amendment [    ]; Amendment Number:
This Amendment (Check only one.):    [   ]  is a restatement.
                                [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:   Peninsula Asset Management, Inc.
Address:1111 Third Avenue West
        Suite 340
        Bradenton, FL 34205

13F File Number:12-3456

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Brian S. Miller
Title:  Vice President - Compliance
Phone:  941-748-8680
Signature, Place, and Date of Signing:

 /s/  Brian S. Miller        Bradenton, FL   31-Jul-09

Report Type (Check only one.):

[x]     13F HOLDINGS REPORT
[  ]    13F NOTICE
[  ]    13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT
OF 1934.

                                FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Informational Table Entry Total          82

Form 13F Information Table Value Total:     $ 70,925

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC Inc.                     COM              001055102     1046    33655 SH       Sole                     3875             29780
                                                                 9      300 SH                                                   300
Adobe Systems Inc.             COM              00724f101     1216    42980 SH       Sole                     7075             35905
                                                                15      525 SH                                                   525
Archer-Daniels-Midland Company COM              039483102     1129    42175 SH       Sole                     6590             35585
                                                                16      600 SH                                                   600
Auto Data Processing           COM              053015103     1373    38748 SH       Sole                     5095             33653
                                                                27      775 SH                                                   775
Avery Dennison Corp.           COM              053611109      749    29185 SH       Sole                     4490             24695
                                                                 8      300 SH                                                   300
Bank of America Corp.          COM              060505104      784    59388 SH       Sole                     6879             52509
                                                               388    29360 SH                                  75             29285
Becton, Dickinson & Company    COM              075887109     1817    25475 SH       Sole                     3725             21750
                                                                80     1125 SH                                                  1125
C.R. Bard Inc.                 COM              067383109     1802    24205 SH       Sole                     3360             20845
                                                                63      850 SH                                  25               825
CenturyTel, Inc.               COM              156700106     1214    39540 SH       Sole                     6510             33030
                                                                17      550 SH                                  75               475
Chubb Corp.                    COM              171232101     1359    34085 SH       Sole                     4660             29425
                                                                29      725 SH                                  50               675
Cognizant Technology Solutions COM              192446102     1054    39476 SH       Sole                     6500             32976
                                                                 7      250 SH                                                   250
Cohen Steers Realty Ishares    COM              464287564      431    12000 SH       Sole                     1400             10600
                                                                10      275 SH                                                   275
Colgate Palmolive              COM              194162103      209     2950 SH       Sole                                       2950
Emerson Electric Company       COM              291011104     1429    44111 SH       Sole                     5335             38776
                                                                34     1050 SH                                  50              1000
Exxon Mobil Corp.              COM              30231G102     3476    49719 SH       Sole                     6989             42730
                                                               286     4085 SH                                                  4085
Fiserv Inc.                    COM              337738108     1780    38935 SH       Sole                     6285             32650
                                                                49     1075 SH                                  50              1025
General Electric Co.           COM              369604103      996    85004 SH       Sole                     7935             77069
                                                               106     9025 SH                                                  9025
Hess Corporation               COM              42809h107      178     3315 SH       Sole                      550              2765
                                                                48      900 SH                                                   900
IBM Corp.                      COM              459200101     1144    10955 SH       Sole                     1720              9235
                                                               198     1900 SH                                                  1900
Johnson & Johnson              COM              478160104     1532    26964 SH       Sole                     4227             22737
                                                                26      450 SH                                                   450
Lowe's Companies, Inc.         COM              548661107     1203    61965 SH       Sole                    10460             51505
                                                                34     1750 SH                                                  1750
MSCI EAFE Ishares              COM              464287465     2289    49959 SH       Sole                     5225             44734
                                                                55     1190 SH                                 290               900
MSCI Emerging Markets Ishares  COM              464287234     3331   103351 SH       Sole                    10610             92741
                                                                55     1709 SH                                  99              1610
P P G Industries Inc.          COM              693506107     1142    26016 SH       Sole                     3860             22156
                                                                 3       75 SH                                                    75
PepsiCo Inc.                   COM              713448108     2133    38802 SH       Sole                     7732             31070
                                                               334     6075 SH                                                  6075
Procter & Gamble Co.           COM              742718109      888    17375 SH       Sole                      550             16825
                                                               210     4100 SH                                                  4100
Quest Diagnostics              COM              74834l100     2493    44180 SH       Sole                     6460             37720
                                                                27      475 SH                                 100               375
Questar Corp.                  COM              748356102      863    27770 SH       Sole                     3925             23845
                                                                12      375 SH                                                   375
Rogers Int'l Commodity Index   COM              870297801     2021   289065 SH       Sole                    31275            257790
S&P Mid Cap 400 Ishares        COM              464287507     5997   103780 SH       Sole                    11565             92215
                                                                98     1700 SH                                 100              1600
S&P Small Cap 600 Ishares      COM              464287804     3855    86776 SH       Sole                     9420             77356
                                                                50     1125 SH                                 100              1025
Schlumberger Ltd.              COM              806857108     2168    40058 SH       Sole                     5655             34403
                                                               146     2700 SH                                                  2700
Sigma Aldrich Corp.            COM              826552101     2425    48931 SH       Sole                     7420             41511
                                                                94     1900 SH                                                  1900
Southern Company               COM              842587107     2271    72879 SH       Sole                     8946             63933
                                                               308     9890 SH                                 300              9590
Standard & Poor's 500 Dep. Rec COM              78462f103     1086    11814 SH       Sole                      784             11030
                                                                16      170 SH                                                   170
Stanley Works                  COM              854616109      943    27855 SH                                4460             23395
                                                                 9      275 SH                                                   275
Stryker Corp.                  COM              863667101     2573    64735 SH       Sole                     6361             58374
                                                                14      350 SH                                                   350
Supervalu Inc.                 COM              868536103      494    38160 SH       Sole                     5385             32775
                                                                13     1025 SH                                  50               975
Target Corp.                   COM              87612E106     1231    31190 SH       Sole                     5245             25945
                                                                45     1150 SH                                                  1150
Tortoise Energy Infrastructure COM              89147l100     1599    62789 SH       Sole                    10795             51994
                                                                51     2000 SH                                                  2000
U.S. Bancorp Del New           COM              902973304      798    44556 SH       Sole                     7150             37406
                                                               162     9050 SH                                                  9050
Walgreen Company               COM              931422109     1190    40480 SH       Sole                     6574             33906
                                                                62     2115 SH                                                  2115
